Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Details of Investment in Associates

Associates	December 31, 2021	December 31, 2022
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	304,437	267,070
Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”)	3,596,012	4,086,378
	3,900,449	4,353,448

Summarized Financial Information for Investment in Material Associates

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
(Loss) profit for the year from continuing operations	(147,329)	625,733	453,715
Other comprehensive income (loss), net of income tax	23,143	28,843	(28,254)
Total comprehensive (loss) income	(124,186)	654,576	425,461